Equity - Share capital, reserves and other equity interest (Details) - EUR (€) € / shares in Units, € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash dividends on ordinary shares declared during the year:
Interim dividend, paid during the year	€ 46,725	€ 0	€ 0
Special dividend, payable at year end	71,434	0	0
Total cash dividends on ordinary shares declared during the year	118,159	0	0
Cash dividend on ordinary shares declared after December 31, 2024:
Final dividend	€ 19,288	€ 0	€ 0
Interim dividend per share (cents)	€ 0.0932	€ 0	€ 0
Special dividend per share (cents)	0.1420	0	0
Final dividend per share (cents)	€ 0.0382	€ 0	€ 0